Form N-1A Supplement	Sep. 26, 2025
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

SUPPLEMENT DATED SEPTEMBER 26, 2025 TO THE PROSPECTUSES

DATED FEBRUARY 28, 2025 OF:

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
(the “Fund”)

Effective November 10, 2025, changes will be made to the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Benchmark”), an index that the Fund utilizes in implementing its investment strategy. The changes to the Benchmark are being implemented by Deutsche Bank AG, the index provider that sponsors the Benchmark.

Accordingly, effective November 10, 2025: